Loans and borrowings - Summary of Bank Loans and Bank Overdrafts (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	€ 411,101	€ 131,177
Proceeds from loans and borrowings	(2,398)	462,057
Transaction costs related to borrowings		(11,160)
Payment of loans and borrowings		(171,123)
Transfers		0
Amortization of borrowing costs	1,232	125
Foreign currency rate adjustment	42	25
Addition from business combination	1,475
Ending Balance	411,452	411,101
Loans non-current
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	410,654	120,628
Proceeds from loans and borrowings	(2,024)	421,061
Transaction costs related to borrowings		(11,160)
Payment of loans and borrowings		(115,000)
Transfers		(5,000)
Amortization of borrowing costs	1,232	125
Foreign currency rate adjustment	42	0
Addition from business combination	1,475
Ending Balance	411,379	410,654
Loans current
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	352	10,169
Proceeds from loans and borrowings	(352)	40,996
Transaction costs related to borrowings		0
Payment of loans and borrowings		(55,838)
Transfers		5,000
Amortization of borrowing costs	0	0
Foreign currency rate adjustment	0	25
Addition from business combination	0
Ending Balance	0	352
Overdrafts
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	95	380
Proceeds from loans and borrowings	(22)	0
Transaction costs related to borrowings		0
Payment of loans and borrowings		(285)
Transfers		0
Amortization of borrowing costs	0	0
Foreign currency rate adjustment	0	0
Addition from business combination	0
Ending Balance	€ 73	€ 95